UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Foundation Asset Management, LLC

Address:   81 Main Street, Suite 306
           White Plains, NY 10601


Form 13F File Number: 028-15328


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ben Bresnahan
Title:  Chief Operating Officer
Phone:  914-574-2923

Signature,  Place,  and  Date  of  Signing:

/s/ Ben Bresnahan                  White Plains, NY                   5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $      199,220
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADOBE SYS INC                COM            00724F101   17,897   411,342 SH       SOLE                  411,342      0    0
AMERICAN INTL GROUP INC      COM NEW        026874784   21,150   544,816 SH       SOLE                  544,816      0    0
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR  03524A108   15,558   156,282 SH       SOLE                  156,282      0    0
BERKLEY W R CORP             COM            084423102   18,656   420,474 SH       SOLE                  420,474      0    0
CHENIERE ENERGY INC          COM NEW        16411R208    1,806    64,500 SH       SOLE                   64,500      0    0
CIT GROUP INC                COM NEW        125581801    6,668   153,357 SH       SOLE                  153,357      0    0
COMMONWEALTH REIT            COM SH BEN INT 203233101    6,511   290,131 SH       SOLE                  290,131      0    0
DOLE FOOD CO INC NEW         COM            256603101      109    10,000 SH       SOLE                   10,000      0    0
EAST WEST BANCORP INC        COM            27579R104    3,717   144,780 SH       SOLE                  144,780      0    0
ECHOSTAR CORP                CL A           278768106   15,324   393,225 SH       SOLE                  393,225      0    0
ENDO HEALTH SOLUTIONS INC    COM            29264F205    7,567   246,005 SH       SOLE                  246,005      0    0
KRONOS WORLDWIDE INC         COM            50105F105    5,243   335,015 SH       SOLE                  335,015      0    0
LIBERTY INTERACTIVE CORP     INT COM SER A  53071M104   10,823   506,212 SH       SOLE                  506,212      0    0
MICROS SYS INC               COM            594901100    1,951    42,871 SH       SOLE                   42,871      0    0
NUSTAR ENERGY LP             UNIT COM       67058H102    1,476    27,680 SH       SOLE                   27,680      0    0
ORACLE CORP                  COM            68389X105   12,804   395,920 SH       SOLE                  395,920      0    0
PARKWAY PPTYS INC            COM            70159Q104   20,037 1,080,143 SH       SOLE                1,080,143      0    0
RYMAN HOSPITALITY PPTYS INC  COM            78377T107    4,741   103,636 SH       SOLE                  103,636      0    0
STEWART INFORMATION SVCS COR COM            860372101    7,193   282,412 SH       SOLE                  282,412      0    0
ULTRA PETROLEUM CORP         COM            903914109    1,005    50,000 SH       SOLE                   50,000      0    0
UNI PIXEL INC                COM NEW        904572203    5,961   194,470 SH       SOLE                  194,470      0    0
WPX ENERGY INC               COM            98212B103      671    41,898 SH       SOLE                   41,898      0    0
WRIGHT MED GROUP INC         COM            98235T107   12,352   518,791 SH       SOLE                  518,791      0    0


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